CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $) In Thousands, except Share data	Total	[CommonStockMember]	[AdditionalPaidInCapitalMember]	[OtherComprehensiveIncomeMember]	[RetainedEarningsMember]	[ParentMember]	[NoncontrollingInterestMember]
Balance as at Dec. 31, 2010	$ 1,169,930	$ 820	$ 908,467	$ (16)	$ 222,246	$ 1,131,517	$ 38,413
Balance of shares as at Dec. 31, 2010		81,955,813
Net income / (loss)	107,495				107,497	107,497	(2)
Issuance of restricted stock and compensation cost, shares		617,695
Issuance of restricted stock and compensation cost	8,147	6	8,141			8,147
Stock repurchased and retired, shares	154,091	(154,091)
Stock repurchased and retired, value	(1,187)	(2)	(1,185)			(1,187)
Spin-off of Diana Containerships Inc.	(75,411)		(19)		(36,981)	(37,000)	(38,411)
Actuarial gain/(loss)	(96)			(96)		(96)
Balance as at Dec. 31, 2011	1,208,878	824	915,404	(112)	292,762	1,208,878	0
Balance of shares as at Dec. 31, 2011		82,419,417
Net income / (loss)	54,639				54,639	54,639
Issuance of restricted stock and compensation cost, shares		667,614
Issuance of restricted stock and compensation cost	8,645	7	8,638			8,645
Stock repurchased and retired, shares	853,607	(853,607)
Stock repurchased and retired, value	(6,044)	(9)	(6,035)			(6,044)
Actuarial gain/(loss)	306			306		306
Balance as at Dec. 31, 2012	1,266,424	822	918,007	194	347,401	1,266,424
Balance of shares as at Dec. 31, 2012		82,233,424
Net income / (loss)	(21,205)				(21,205)	(21,205)
Issuance of restricted stock and compensation cost, shares		607,946
Issuance of restricted stock and compensation cost	8,203	6	8,197			8,203
Actuarial gain/(loss)	(30)			(30)		(30)
Balance as at Dec. 31, 2013	$ 1,253,392	$ 828	$ 926,204	$ 164	$ 326,196	$ 1,253,392
Balance of shares as at Dec. 31, 2013		82,841,370